Composition of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 28, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Contract acquisition costs and other	$ 1,554		$ 1,512
Accumulated amortization	(423)		(397)
Contract acquisition costs and other, net	$ 1,131	[1]	$ 1,115	[1]

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.